Note 10 - Income Taxes (Details) - A Reconciliation of Income Tax Expense	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
A Reconciliation of Income Tax Expense [Abstract]
Computed at statutory rate	34.00%	34.00%	34.00%
Increase (reduction) in taxes resulting from:
State financial institution tax and credits	(9.00%)	(33.10%)	(17.80%)
ESOP		(3.30%)	(5.60%)
Cash surrender value of life insurance	(1.90%)	(7.90%)	(7.10%)
Valuation allowance		(3.50%)	5.10%
Other	0.60%	6.60%	6.90%
Actual effective rate	23.70%	(7.20%)	15.50%